UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number            811-22466

          ASGI Agility Income Fund
(Exact name of registrant as specified in charter)

C/O Alternative Strategies Group, Inc.
401 South Tryon Street
          Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
          Boston, MA  02116
 (Name and address of agent for service)

Registrant's telephone number, including area code: (866) 440-7460

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ASGI Agility Income Fund

Financial Statements for the
Six Months Ended March 31, 2012

ASGI Agility Income Fund

ASGI Agility Income Fund

Schedule of Investments (unaudited)
As of March 31, 2012

				(in U.S. dollars)
Strategy	Investments	Shares	Cost	Fair Value
Mutual Funds – 47.76%

Equity - 15.46%
	Cohen & Steers Realty Income Fund	304,661	$3,742,400	$4,055,043
	The GMO Quality Fund	458,117	9,607,343	11,063,528
	Lazard Global Listed Infrastructure Portfolio	453,790	4,808,413	4,646,811
	Stone Harbor Local Market Fund	541,364	6,089,859	5,879,216
	Utilities Select Sector SPDR Fund	258,100	8,769,590	9,045,114
				34,689,712
Fixed Income - 32.30%
	Harbor High-Yield Bond Fund	1,589,073	17,463,141	17,289,118
	Federated Bond Fund	2,371,045	21,933,870	22,192,979
	Stone Harbor Emerging Market Debt Fund	2,017,746	22,642,024	22,820,705
	Torchlight Value Fund, Inc. **	1,731,743	9,771,107	10,177,282
				72,480,084
Hedge Funds - 41.90%

Diversified/Multi-Strategy - 9.55%
	AQR DELTA Offshore Fund, LP*		10,550,000	10,387,784
	York Total Return Unit Trust*		11,000,000	11,050,636
				21,438,420
Fixed Income - 24.84%
	Arrowpoint Income Opportunity Fund Ltd.		12,000,000	12,275,081
	Eaton Vance Institutional Senior Loan Fund		22,049,317	22,279,721
	Post Limited Term High Yield Offshore Fund Ltd.*		19,400,000	21,189,510
				55,744,312
Long/Short Equity - 2.96%
	Standard Pacific Capital Offshore Fund Ltd.*		6,750,000	6,644,578

Macro - 4.55%
	Graham Global Investment Fund II Ltd.*		9,750,000	10,208,740
Total Investments (Cost - $196,327,064) - 89.66%				201,205,846
Other Assets and Liabilities, Net - 10.34%				23,210,267
Net Assets - 100.0%				$224,416,113

Percentages shown are stated as a percentage of net assets as of March 31, 2012.

* Non-income producing securities.
** Investment Fund is a private mutual fund

See accompanying notes to financial statements.

ASGI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of March 31, 2012

Investments by Strategy (as a percentage of total investments)
Mutual Funds
Equity	17.24%
Fixed Income	36.02
Hedge Funds
Diversified/Multi-Strategy	10.66
Fixed Income	27.71
Long/Short Equity	3.30
Macro	5.07
100.00%

Equity Swap Agreements Outstanding as of March 31, 2012:
Counterparty	Reference Entity/Obligation	Buy/ Sell	Floating Rate Index	Pay/ Receive Floating	Termination Date	Notional Amount	Fair Value (USD)
Credit Suisse Securities (Europe) Ltd.	The Cushing 30 MLP Index	Buy	1-month USD-LIBOR_BBA	Pay	10/4/2012	$10,005,233	$766,789
Credit Suisse Securities (Europe) Ltd.	HTUSDVYY Index	Buy	1-month USD-LIBOR_BBA	Pay	3/6/2013	3,011,138	49,256
Morgan Stanley Capital Services Inc.	The Cushing 30 MLP Index	Buy	Fed Funds effective	Pay	10/3/2012	11,463,763	938,233
							$1,754,278

A Summary of derivative instruments by primary risk exposure is outlined in the following table:

The fair value of derivative instruments as of March 31, 2012 was as follows:

Derivatives not accounted for as hedge instruments	Location on Statement of Assets and Liabilities	Fair Value (USD)

Asset derivatives

Equity swaps	Unrealized gain on swap agreements	$1,754,278

Changes in realized and unrealized gain due to investments in derivatives for the six months ended March 31, 2012 were as follows:

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Swaps

Equity swaps	$630,373

Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Swaps

Equity swaps	$2,531,277

See accompanying notes to financial statements.

ASGI Agility Income Fund

Statement of Assets and Liabilities (unaudited)
As of March 31, 2012

Assets

Investments in Investment Funds, at fair value (cost - $196,327,064)	$201,205,846
Cash and cash equivalents	27,065,709
Due from broker	3,661,219
Dividends receivable	256,431
Unrealized gain on swap agreements	1,754,278
Other prepaid assets	17,671
Total assets	233,961,154

Liabilities

Subscriptions received in advance	3,562,260
Redemptions payable	2,357,010
Distribution payable	2,067,000
Due to broker	811,219
Investments purchased unsettled	250,200
Management fee payable	238,580
Interest payable on swap contract	19,140
Accrued expenses and other liabilities	239,632
Total liabilities	9,545,041

Net Assets

Total net assets	$224,416,113

Net Assets consist of:

Paid-in capital	$208,211,793
Undistributed net investment gain	1,346,722
Accumulated net realized gain on investments	1,092,228
Net unrealized appreciation on investments	13,765,370
Retained earnings	16,204,320
Total net assets	$224,416,113

Net Asset Value per Unit

ASGI Agility Income Fund Class I (214,100.446 Units outstanding)	$1,036.026

ASGI Agility Income Fund Class A (2,526.876 Units outstanding)	$1,031.849

See accompanying notes to financial statements.

ASGI Agility Income Fund

Statement of Operations (unaudited)
For the Six Months Ended March 31, 2012

Investment Income

Dividend income	$3,098,592
Interest	339
Total investment income	3,098,931

Fund Expenses

Management fee	1,328,207
Administrative and custodian fees	164,221
Professional fees	160,527
Trustees' fees	16,563
Other operating expenses	82,691
Total expenses	1,752,209
Net investment income	1,346,722

Net Realized and Unrealized Gain on Investments

Net realized gain on investments in Investment Funds	461,855
Net realized gain on swap agreements	630,373
Net change in unrealized appreciation from investments in Investment Funds	11,234,093
Net change in unrealized appreciation from investments in swap agreements	2,531,277
Total net realized and unrealized gain on investments	14,857,598
Net increase in net assets resulting from operations	$16,204,320

See accompanying notes to financial statements.

ASGI Agility Income Fund

Statement of Changes in Net Assets

	For the Six Months	For the Year
	Ended	Ended
	March 31, 2012	September 30, 2011
Net Increase (Decrease) in Net Assets Resulting from Operations	(unaudited)
Operations

Net investment income	$1,346,722	$527,837
Net realized gain on investments in Investment Funds	461,855	1,255,373
Net realized gain/(loss) on swap agreements	630,373	(175,215)
Net change in unrealized appreciation/(depreciation) from investments in Investment Funds	11,234,093	(6,355,311)
Net change in unrealized appreciation/(depreciation) from investments in swap agreements	2,531,277	(776,999)
Net increase/(decrease) in members' capital resulting from operations	16,204,320	(5,524,315)

Distributions to Shareholders

Distribution of ordinary income	(3,956,000)	(3,648,418)
Distribution of long term capital gain	-	(78,857)
Distribution to shareholders	(3,956,000)	(3,727,275)

Capital Transactions

Proceeds from issuance of Shares	37,409,003	185,599,030
Reinvestment of dividends	1,745,932	2,070,921
Payments on tender of Shares	(4,395,592)	(1,009,911)
Increase in net assets derived from capital transactions	34,759,343	186,660,040

Net Assets

Total increase in net assets	47,007,663	177,408,450
Beginning of period	177,408,450	-
End of period	$224,416,113	$177,408,450

Undistributed net investment gain/(loss)	$1,346,722	$(2,299,228)

See accompanying notes to financial statements.

ASGI Agility Income Fund

Financial Highlights

	Class I		Class A
	For the Six Months		For the Period from
	Ended	For the Year	December 1, 2011 (a)
	March 31, 2012	Ended	to March 31, 2012
	(unaudited)	September 30, 2011	(unaudited)
Per unit operating performance:
(For unit outstanding throughout the period)

Net asset value at beginning of period	$974.53	$1,000.00	$1,000.00

Income from investment operations:
Net investment income	6.56	4.08	5.26
Net realized and unrealized gain from investments(b)	73.58	3.98	45.22

Total from investment operations	80.14	8.06	50.48
Less: distribution of ordinary income to shareholders	(18.64)	(32.32)	(18.63)
distribution of long term capital gains to shareholders	-	(1.21)	-
Total distributions to shareholders	(18.64)	(33.53)	(18.63)
Net asset value at end of period	$1,036.03	$974.53	$1,031.85

Total return(c)	8.26%	0.72%	5.08%

Ratios to average net assets:
Expenses (d) (e)	1.67%	2.22%	1.55%
Net investment income (d) (e)	1.90%	0.49%	1.62%

Net assets, end of period (in thousands)	$221,809	$177,408	$2,607

Portfolio turnover	2.42%	15.85%	2.42%

(a)	Inception date.
(b)
The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values for the portfolio.

(c)	Not annualized.
(d)	Annualized.
(e)	The expenses and net investment income ratios do not include expenses of the Investment Funds in which the Fund invests.

See accompanying notes to financial statements.

ASGI Agility Income Fund

Notes to Financial Statements (unaudited)
For the Six Months Ended March 31, 2012

1. Organization

ASGI Agility Income Fund (the “Fund”), a Delaware business trust, has been registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) since September 1, 2010.  The Fund is a closed-end management investment company.  The Fund commenced operations on October 1, 2010.  Alternative Strategies Group, Inc. (the “Adviser”), a North Carolina corporation, is the investment adviser to the Fund.  The Adviser has retained Perella Weinberg Partners Capital Management LP, a Delaware limited partnership, to act as the subadviser to the Fund (the “Subadviser”).  The Subadviser has been engaged by the Fund and the Adviser to formulate and implement the Fund’s investment program.

The principal investment objective of the Fund is to seek investment returns over various market cycles, with a majority of such returns derived from income. The Fund also seeks, over time, to preserve the “real purchasing power” of an investment in the Fund through capital appreciation of the Fund’s investments in an amount that is equal to or exceeds the rate of inflation (as measured by the consumer price index).

The Fund invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds and exchange traded products (collectively, “Investment Funds”).  Exchange traded products may include exchange traded funds (“ETFs”), as well as commodity pools and other commodity-based vehicles that seek to track a commodity index or benchmark and are traded on an exchange.  The Fund may also invest in exchange traded notes (“ETNs”), or invest its assets directly.  Direct investments may include, among others, securities and other investments that are expected to generate income, as well as non-income oriented securities and investments, such as swaps or other types of derivatives for investment, hedging, risk management or other purposes.

The Fund’s Board of Trustees (the “Fund Board”) provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business.  The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)  Valuation of investments in private investments funds – The Fund values its investments in private investment funds (“Hedge Funds”) at fair value in accordance with procedures established in good faith by the Fund Board.  The value ordinarily will be the value of an interest in a Hedge Fund determined by the investment manager of the Hedge Fund in accordance with the policies established by the Hedge Fund, absent information indicating that such value does not represent the fair value of the interest.  The Fund could reasonably expect to receive this amount from the Hedge Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.  Due to the nature of the investments held by the Hedge Funds, changes in market conditions and the economic environment may significantly impact the value of the Hedge Funds and the fair value of the Fund’s interests in the Hedge Funds.  Furthermore, changes to the liquidity provisions of the Hedge Funds may significantly impact the fair value of the Fund’s interests in the Hedge Funds.  Under some circumstances, the Fund or the Adviser may determine, based on other information available to the Fund or the Adviser, that a Hedge Fund’s reported valuation does not represent fair value.  If it is determined that the Hedge Fund’s reported valuation does not represent fair value, the Adviser may choose to make adjustments to reflect the fair value.  As of March 31, 2012, no such adjustments were deemed necessary by the Adviser.  In addition, the Fund may not have a Hedge Fund’s reported valuation as of a particular fiscal period end.  In such cases, the Fund would determine the fair value of such a Hedge Fund based on any relevant information available at the time.  The Fund Board has also established procedures for the valuation of investment securities, if any, held directly by the Fund.

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
For the Six Months Ended March 31, 2012

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

(b)  Equity Swaps – The fair value of swaps can be valued by an independent pricing vender using a pricing model.  The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes.  The Fund generally categorizes these swaps within Level 2 of the fair value hierarchy.  In instances where significant inputs are unobservable, they would be characterized in Level 3 of the fair value hierarchy.

(c)  Income taxes – It is the Fund’s intention to elect to be treated as, and to qualify as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes.  Accordingly, no provision for federal income taxes was required.

In accounting for income taxes, the Fund follows the guidance in Financial Accounting Standards Board (“FASB”) ASC 740 (formerly FASB Interpretation No. 48), as amended by ASU 2009-06, Accounting for Uncertainty in Income Taxes.  ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements.  There were no uncertain tax positions as of March 31, 2012.

The Fund’s income and federal excise tax returns and all financial records supporting those returns are subject to examination by the Federal and Delaware revenue authorities.

At March 31, 2012, the Fund did not have any estimated net capital loss carryforwards.

(d)  Security transactions and investment income – The Fund’s transactions are accounted for on a trade-date basis.  Realized gains and losses on the Fund’s transactions are determined on the average cost basis.  Interest income is recognized on the accrual basis.  Dividend income is recognized on the ex-dividend date.  The Fund will indirectly bear a portion of the Investment Funds’ income and expenses, including management fees and incentive fees charged by the Investment Funds.  That income and those expenses are recorded in the Fund’s financial statements as unrealized appreciation/depreciation and not as income or expense on the statement of operations or in the financial highlights.

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
For the Six Months Ended March 31, 2012

(e)  Cash and cash equivalents – The Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits.  All interest income earned will be paid to the Fund.

(f)  Distributions – The Fund intends to pay distributions on the Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. The Fund intends to make regular quarterly distributions to Shareholders sourced from the Fund's amount available for distribution consisting of the Fund's dividend income, and net realized and unrealized gains on investments, after accounting for Fund expenses.  All distributions will be paid to Shareholders and automatically reinvested pursuant to the Fund’s Dividend Reinvestment Plan (“DRP”) unless a Shareholder has elected not to participate in the DRP.  An election by a Shareholder not to participate in the DRP, and to receive all income dividends and/or capital gain distributions, if any, directly rather than having such dividend or distribution reinvested in the Fund, must be made by indicating such election in the Shareholder’s Subscription Agreement or by notice to a Shareholder’s Intermediary (who should be directed to provide notice to the Fund), if applicable, or the Fund’s Administrator.

Distributions to Shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date.  Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.  The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.  To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment.  Temporary differences do not require reclassifications.

(g)  Use of estimates – The preparation of the Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Financial Statements.  Actual results could differ from those estimates.

(h)  Fund expenses – The Fund bears all expenses incurred in its business and operations.  Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses.  Operating costs also include: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transactions costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Fund under, and in compliance with, any applicable federal and state laws.

(i)  Expense limitation agreement – Through January 31, 2013, the Adviser has contractually agreed to limit the total annualized ordinary fund-wide operating expenses to 2.25%.  Class I shares of beneficial interest (“Class I Shares”) have no class-specific expenses.  Members holding Class A shares of beneficial interest (“Class A Shares”) will pay (in addition to up to 2.25% in fund-wide expenses) an additional annualized amount of up to 0.75% (the Investor Distribution and Servicing Fee), for a total of up to 3.00%.  Ordinary fund-wide operating expenses exclude the Fund's borrowing and other investment-related costs, Investment Fund and Investment Manager fees and expenses, taxes, litigation and indemnification expenses, judgments and other extraordinary expenses not incurred in the ordinary course of the Fund's business.  Ordinary fund-wide operating expenses include, for the avoidance of doubt, the Fund's start-up, offering and organizational expenses.

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
For the Six Months Ended March 31, 2012

In addition, the Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s ordinary fund-wide operating expenses (exclusive of the investor distribution and servicing fee charged to Class A Shareholders) fall below the annualized rate of 2.25% per year.  The Fund, however, is not obligated to pay any such amount more than three years after the end of the fiscal year in which the Adviser deferred a fee or reimbursed an expense.  Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above.  As of March 31, 2012, there was no amount subject to recoupment by September 30, 2014.  As of March 31, 2012, there were no expenses reimbursable by the Adviser.

(j)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the “Administrator”) serves as the Administrator to the Fund.  Under an agreement made between the Administrator and the Fund, the following annual fee will be calculated upon the Fund’s beginning of the month’s net assets and paid monthly:

0.085% of the first $200 million of beginning of month net assets;
0.070% of the next $200 million of beginning of month net assets; and
0.050% of beginning of month net assets in excess of $400 million.

The Fund also pays the Administrator certain fixed fees for financial statement preparation and other services.

The Bank of New York Mellon (the “Custodian”) serves as the Custodian to the Fund.  Under an agreement made between the Custodian and the Fund, the annual fee will be calculated upon the Fund’s assets under custody and paid monthly as 0.020% on assets under custody.

The Fund also pays the Custodian certain fixed fees for transactions and other services.

(k) Recent accounting pronouncements – In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”.  This ASU amends FASB ASC Topic 820, “Fair Value Measurement”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP.  This ASU is effective for fiscal years and interim periods beginning after December 15, 2011.  At this time, management is evaluating implications of adopting ASU No. 2011-04 and its impact on the Fund’s financial statements.

3.  Related Party Transactions

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. Fees incurred with related parties during the year are disclosed in the Statement of Operations.

(a) Investor distribution and servicing fee – Under the terms of the wholesaling and placement agent agreement between the Fund and Alternative Strategies Brokerage Services, Inc. (the “Placement Agent”), the Placement Agent is authorized to retain brokers, dealers and certain financial advisors for distribution services and to provide ongoing investor services and account maintenance services to Shareholders purchasing Shares that are their customers.

The Fund pays a quarterly fee out of the net assets of Class A Shares at the annual rate of 0.75% of the aggregate net asset value of Class A Shares that have been outstanding for more than twelve (12) months, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Shares) and paid to the Placement Agent quarterly (the “Investor Distribution and Servicing Fee”).  The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Shares will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Shares. The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to investor service providers and for the Placement Agent’s ongoing investor servicing.  Pursuant to the conditions of an exemptive order issued by the SEC, the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Shares.  Class I Shares are not subject to the Investor Distribution and Servicing Fee.

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
For the Six Months Ended March 31, 2012

For the six months ended March 31, 2012, there were no Investor Distribution and Servicing Fees paid to the Placement Agent.

(b) Placement fees – Under the terms of the wholesaling and placement agent agreement between the Fund and the Placement Agent, the Placement Agent and its sub-agents are entitled to receive a placement fee based on the gross amount of Class A Shares purchased by a Shareholder (the “Class A Share Placement Fee”).  The amount of each additional investment in Class A Shares by a Shareholder will be aggregated with the amount of the Shareholder’s initial investment in Class A Shares and any other additional investments by the Shareholder (to the extent such investments have not been repurchased by the Fund) in determining the applicable Class A Share Placement Fee at the time of subsequent purchases of Class A Shares.

The Class A Share Placement Fee shall be deducted from the initial or optional additional contribution provided by the Shareholder and is as follows:

Current Value of Class A Shares	Placement Fee
Less than $500,000	2.00%
$500,000 to less than $1,000,000	1.00%
$1,000,000 or more	0.50%

For the six months ended March 31, 2012, Class A Share Placement Fees paid by potential Shareholders upon subscription into the Fund were $42,120.

(c) Investment advisory fees – Amounts payable to the Adviser at March 31, 2012 are disclosed in Note 4.

(d) Fund Board fees – As of March 31, 2012, there were no amounts payable to the Fund Board.

4.  Investment Advisory Agreement

The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  The Adviser also serves as investment adviser to other investment funds, some of which utilize a multi-manager, multi-strategy investment approach.  Although the Adviser is registered with the CFTC as a “commodity trading adviser,” it operates the Fund as if it was exempt from registration under CFTC Rule 4.14(a)(8).  The Fund is not required to register as a “commodity pool operator” pursuant to CFTC Rule 4.5.  However, recently adopted amendments to Rule 4.5 alter the criteria required for the Adviser to rely on the exemption from registration as a “commodity pool operator” with respect to the Fund.  Certain aspects of the amended rule are yet to be determined, and such determinations may dictate the appropriate course of action for the Fund with respect to its CFTC compliance obligations.

Subject to policies adopted by the Fund Board and applicable law, the Adviser is responsible for appointing the Subadviser to manage the Fund’s investments, monitoring the Subadviser’s management of the Fund, and implementing the Fund’s compliance program.  Subject to approval of the Fund Board, the Adviser may also manage the Fund’s investments directly, although it does not currently intend to do so.

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
For the Six Months Ended March 31, 2012

Pursuant to an agreement with the Adviser and the Fund, the Subadviser is responsible for the selection and monitoring of Investment Funds as well as direct investments of the Fund, and for day-to-day management of the Fund’s investment activities and holdings.

The Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding Shares determined as of the last Business Day of that month (before any repurchases of Shares).  The management fee payable at March 31, 2012 was $238,580.  The Adviser pays the Subadviser a portion of the Management Fee as described in the subadvisory agreement among the Adviser, Subadviser and the Fund.

5.  Investment Transactions

Purchases of Investment Funds for the six months ended March 31, 2012 were $35,412,745.  Proceeds from redemptions of Investment Funds for the six months ended March 31, 2012 were $4,987,206.

6.  Derivative Transactions

The Fund may enter into derivative contracts either in an opportunistic, directional (long or short) capacity or as a risk management tool to hedge the Fund’s currency, interest rate, credit, equity or commodity risk.  All derivative contracts must be fully backed by cash positions and may be over-the-counter and/or exchanged traded.  Such derivative contracts may include forwards, futures, options, warrants, and/or swaps.

Forwards are a tailored contract between two parties, where payment takes place at a specific time in the future at today's pre-determined price.  Futures are contracts to buy or sell an asset on or before a future date at a price specified today.  Options are contracts that give the owner the right, but not the obligation, to buy or sell an asset.  The price at which the sale takes place is known as the strike price, and is specified at the time the parties enter into the option. The option contract also specifies a maturity date.  Warrants are long dated options, usually longer than one year, which are traded over the counter.  Swaps are contracts to exchange cash flows on or before a specified future date based on the underlying value of currencies exchange rates, bonds/interest rates, commodities exchange, stocks or other assets.  As of March 31, 2012, the Fund had entered into swap agreements with Credit Suisse Securities (Europe) Limited and Morgan Stanley Capital Services, Inc.

The monthly average notional of equity swaps was $21,389,422 for the six months ended March 31, 2012.

The Fund’s derivatives are not considered to be hedging instruments under US GAAP and, therefore, the Fund accounts for derivatives at fair value on the Statement of Assets and Liabilities.  As of March 31, 2012 the unrealized gain on swap agreements recorded on the Statement of Assets and Liabilities was $1,754,278.  The value of the swap contracts are marked to market on a daily basis based on quotations from an independent pricing service and any change in value is recorded as an unrealized gain or loss in the Statement of Operations and records any changes in fair value in current period earnings.

Under the terms of the aforementioned swap agreements, the swaps reset on an annual basis at which point any unrealized gains and losses are realized in the Statement of Operations.  For the six months ended March 31, 2012, the net realized gain on swap agreements was $630,373.

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
For the Six Months Ended March 31, 2012

The Fund entered into two derivative contracts to gain exposure to the MLP Index and another, the Sustainable Dividend High Yield basket, to preserve potential income and capital appreciation.  The types of derivative contracts used by the Fund include equity swaps.

7.  Investments in Investment Funds

The Adviser and Subadviser monitor the performance of Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements in the Investment Funds’ portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits with the Investment Fund’s investment manager.

Complete information about the underlying investments held by the Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund’s proportionate share exceeds 5% of the Fund’s net assets at March 31, 2012.

The following table summarizes the Fund’s investments in the Investment Funds as of March 31, 2012, none of which were related parties.  The Fund indirectly bears fees and expenses as an investor in the Investment Funds.  Each investment of each Investment Fund will pay the investment manager of the Investment Fund a management fee.  The fee rate will vary and is expected to range from 0.33% to 2.00% per annum of the net asset value of that Investment Fund. Additionally, the investment manager of a Hedge Fund will generally receive an incentive allocation from each investment ranging from 0% to 20% of any net new appreciation of that series as of the end of each performance period for which an incentive allocation is determined.

Investments in Investment Funds	% of Fund's Total Fair Value	Fair Value	Net Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Redemptions Permitted
Stone Harbor Emerging Market Debt Fund	11.3%	22,820,705	1,302,985	191,729	Daily
Eaton Vance Institutional Senior Loan Fund	11.1	22,279,721	744,120	-	Monthly
Federated Bond Fund	11.0	22,192,979	553,462	-	Daily
Post Limited Term High Yield Offshore Fund Ltd.	10.5	21,189,510	1,602,226	-	Monthly
Harbor High-Yield Bond Fund	8.6	17,289,118	756,160	178,810	Daily
Arrowpoint Income Opportunity Fund Ltd	6.1	12,275,081	275,081	-	Monthly
The GMO Quality Fund	5.5	11,063,528	1,829,590	-	Daily
York Total Return Unit Trust	5.5	11,050,636	1,096,752	-	Quarterly
AQR DELTA Offshore Fund, LP	5.2	10,387,784	208,048	-	Monthly
Graham Global Investment Fund II Ltd.	5.1	10,208,740	353,643	-	Monthly
Torchlight Value Fund, Inc.	5.1	10,177,282	742,027	-	Daily
Utilities Select Sector SPDR Fund	4.5	9,045,114	357,242	-	Daily
Standard Pacific Capital Offshore Fund Ltd.	3.3	6,644,578	30,428	-	Quarterly
Stone Harbor Local Market Fund	2.9	5,879,216	360,886	-	Daily
Lazard Global Listed Infrastructure Portfolio	2.3	4,646,811	218,962	102,031	Daily
Cohen & Steers Realty Income Fund	2.0	4,055,043	802,481	-	Daily
iShares Barclays MBS Bond Fund	-	-	-	(10,715)	Daily
Total investments in Investment Funds	100.0%	201,205,846	11,234,093	461,855

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
For the Six Months Ended March 31, 2012

The following is a summary of the investment strategies of the investments in the Investment Funds held in the Fund as of March 31, 2012:

The diversified/multi-strategies generally include investments in macro, equity long/short, fixed income, event-driven, credit, distressed and high yield strategies.

Fixed income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt.  Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.

Macro strategies generally include investments with trading managers who attempt to identify extreme price valuations in stock markets, interest rates, foreign exchange rates and physical commodities, and make leveraged bets on the anticipated price movements in these markets. To identify extreme price valuations, trading managers generally employ a top-down global approach that concentrates on forecasting how global macroeconomic and political events affect the valuations of financial instruments.

While redemptions are permitted as noted in the table above for the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund.  Moreover, certain hedge funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those hedge funds.  The Fund had no unfunded capital commitments as of March 31, 2012.

8.  Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Adviser considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value. Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund has the ability to redeem its investment within 90 days of fiscal year end by providing redemption notice within 90 days of fiscal year end. All other investments in Investment Funds are classified as Level 3.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between the levels indicated above for the six months ended March 31, 2012.

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
For the Six Months Ended March 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's members' capital as of March 31, 2012 is as follows:

Description	Total Fair Value at March 31, 2012	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mutual Funds
Equity	$34,689,712	$34,689,712	$-	$-
Fixed Income	72,480,084	62,302,802	10,177,282	-
Hedge Funds
Diversified/Multi-Strategy	21,438,420	-	21,438,420	-
Fixed Income	55,744,312	-	55,744,312	-
Long/Short Equity	6,644,578	-	6,644,578	-
Macro	10,208,740	-	10,208,740	-
Investment Funds	201,205,846	96,992,514	104,213,332	-
Swap
Index	1,754,278	-	1,754,278	-
Total Investments	$202,960,124	$96,992,514	$105,967,610	$-

9.  Capital Share Transactions

On October 17, 2011, the Fund received an exemption from the Securities and Exchange Commission allowing multiple classes of shares to be offered by the Fund.  Beginning on December 1, 2011, the Fund offered two separate classes of shares, Class A Shares and Class I Shares to investors eligible to invest in the Fund.  All Shares issued prior to December 1, 2011 have been redesignated as Class I Shares in terms of rights accorded and fees borne.

The Fund intends to accept initial and additional subscriptions for Shares on Subscription Dates, which occur on the first calendar day of each month at the relevant net asset value per Share of the Fund as of the end of the last calendar day of the prior month. All Class A Shares subscriptions accepted into the Fund are received net of Class A Share Placement Fees charged.  The Fund Board may discontinue accepting subscriptions at any time.

To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders.  Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Fund Board in its sole discretion.

For the six months ended March 31, 2012, transactions in the Fund's Shares were as follows:

	Subscriptions		Reinvestment of	Tenders
	(in Shares)	Subscriptions	Dividends	(in Shares)	Tenders

Class I	36,343.748	$34,777,000	$1,745,932	(4,294.040)	$(4,395,592)

Class A	2,526.876	2,613,880	-	-	-
	38,870.624	$37,390,880	$1,745,932	(4,294.040)	$(4,395,592)

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
For the Six Months Ended March 31, 2012

10.  Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on experience, the Fund believes the risk of loss from these arrangements to be remote.

11.  Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.

12. Federal Income Tax Information

Dividends from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These book-to-tax differences are either temporary or permanent in nature.

The tax character of distributions paid by the Fund and any reclassifications necessary relating to disallowed expenses, swaps gains (losses), redesignations of dividends and investments in mutual funds will be determined as of the Fund’s taxable year end of September 30, 2012.

13.  Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through May 25, 2012.

Subsequent to the period end, the Fund received additional capital contributions of $4,507,600.

On April 27, 2012 the Fund paid a distribution to its Shareholders of $2,067,000. Distributions payable to Shareholders are recorded as a liability in the Statement of Assets and Liabilities.

ASGI Agility Income Fund

Supplemental Information (unaudited)

Tax Information

For the six month period ended March 31, 2012, certain dividends paid by the Fund may qualify for the corporate dividends received deduction.  The percentage of ordinary income distributions paid which qualify for the corporate dividends received deduction will be determined as of the Fund’s taxable year end of September 30, 2012.

Nature, Extent and Quality of Services

The Fund Board reviewed and considered the nature and extent of the investment advisory and subadvisory services to be provided by the Adviser and the Subadviser to the Fund under the Agreements, including the selection of securities, allocation of the Fund’s assets among, and monitoring performance of, underlying funds, evaluation of risk exposure of underlying funds and reputation, and experience of underlying funds’ managers, management of short-term cash and operations of underlying funds, and day-to-day portfolio management and general due diligence examination of underlying funds before and after committing assets of the Fund for investment. The Fund Board also reviewed and considered the nature and extent of the non-advisory and administrative services to be provided by the Adviser, including, among other things, providing to the Fund office facilities, equipment, and personnel. The Fund Board also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser and Subadviser who would provide the investment advisory and administrative services to the Fund. The Fund Board determined that the Adviser’s and Subadviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Fund Board also took into account the Adviser’s and the Subadviser’s compliance policies and procedures, including the procedures used to determine the fair value of the Fund’s assets. The Fund Board concluded that the overall quality of the proposed advisory and administrative services was satisfactory.

The Fund Board reviewed the proposed advisory and subadvisory fee rates and anticipated total expense ratio of the Fund. The Fund Board compared the proposed advisory fee, subadvisory fee and total expense ratio for the Fund with various comparative data, including a report prepared by the Adviser comparing the proposed fees payable by the fund to those payable by other comparable funds. The Fund Board noted that the proposed fees payable to the Adviser and the Subadviser were comparable to the fees payable to the advisers and subadvisers of other similarly situated funds. The Fund Board concluded that the advisory fee, subadvisory fee and total expense ratio of the Fund were reasonable and satisfactory in light of the anticipated services to be provided.

Economies of Scale

The Fund Board considered the Fund’s advisory fee of 1.25% and concluded that the fee was reasonable and satisfactory in light of the services to be provided and the anticipated size of the Fund. The Fund Board also determined that, given the anticipated relative size of the Fund, economies of scale were not likely to be present or were not anticipated to be a significant factor at this time.

Anticipated Profitability of Advisers and Affiliates

The Fund Board considered and reviewed information concerning the anticipated costs to be incurred and profits to be realized by the Adviser and its affiliates, and the Subadviser based on their relationship with the Fund.  Based on the review of the information they received, the Fund Board concluded that the anticipated profits to be earned, if any, by the Adviser and its affiliates, and the Subadviser, were reasonable.

General Conclusion

Based on its consideration of all factors that it deemed material, the Fund Board concluded it would be in the best interest of the Fund and its anticipated Unit holders to approve the Agreements as proposed.

ASGI Agility Income Fund

Supplemental Information (unaudited) (continued)

The Board of Trustees of the Fund

The Fund Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The Trustees of the Board (“Trustees”) are not required to hold Shares of the Fund. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (collectively, the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

The identity of the Trustees and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below. Each Trustee who is deemed to be an “interested person” of the Fund, as defined in the 1940 Act (an “Interested Trustee”), is indicated by an asterisk. The business address of each person listed below is 401 South Tryon Street, Charlotte, NC 28202.

Trustees

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Managers	Other Directorships Held by Trustee During the Last 5 Years
Adam Taback* Age: 41	Trustee, President	Since 2010	President, Alternative Strategies Group, Inc., since 2001; President, Wells Fargo Alternative Asset Management, LLC, since 2011; President, Alternative Strategies Brokerage Services, Inc., since 2010.	4
Chairman of the Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Chairman of the Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Chairman of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011.

James Dean Age: 56	Trustee	Since 2010	Dean, Associate Dean, Kenan-Flagler Business School, UNC Chapel Hill, since 1998.	4
Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Chairman of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011.

James Dunn Age: 39	Trustee	Since 2010	Vice President, Chief Investment Officer, Wake Forest University, since 2009; Managing Director, Chief Investment Officer, Wilshire Associates, 2005-2009.	4
Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Chairman of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011.

Stephen Golding Age: 63	Trustee	Since 2010	Chief Financial Officer, Vice President Finance and Administration, Ohio University, since 2010.	4
Trustee, Washington College, since 2003; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Chairman of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011.

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Managers	Other Directorships Held by Trustee During the Last 5 Years
James Hille Age: 50	Trustee	Since 2010	Chief Investment Officer, Texas Christian University, since 2006; Chief Investment Officer, Texas Teachers, 1995-2006.	4
Trustee, Employees Retirement System of Fort Worth, since 2007; Board Member, Texas Comptroller’s Investment Advisory Board, since 2007; Trustee, Trinity Valley School, since 2009; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010;  Chairman of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011; Board Member, Investment Advisory Committee of Employee Retirement System of Texas, since 2011.

Jonathan Hook Age: 54	Trustee	Since 2010	Vice President, Chief Investment Officer, The Ohio State University, since 2008; Chief Investment Officer, Baylor University, 2001-2008.	4
Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010;  Chairman of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011; Member of the Board of Directors, Research Corporation for Science Advancement (RCSA), since 2011.

Dennis Schmal Age: 65	Trustee	Since 2011	Self-employed; Board Director and Consultant.	4
Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2011; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2011;  Chairman of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2008; Director of Grail Advisors ETF Trust (5 Funds) 2009-2011; Director of the Gemworth Financial GuideMark mutual funds (9 Funds), since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation, since 2005; Director of Varian Semiconductor Equipment Associates, from 2004 to June 2011; Director of Merriman Holdings, Inc., since 2003; Director of North Bay Bancorp from 2006 to 2007.

*	Indicates an Interested Trustee.

(1)	As of March 31, 2012.

(2)
Each Manager serves until death, retirement, resignation or removal from the Board.  Any Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Managers not subject to the removal vote (but only if there are at least three Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Members holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

(3)	The “Fund Complex” is currently comprised of four closed-end registered investment companies.

ASGI Agility Income Fund

Supplemental Information (unaudited) (continued)

Principal Officers who are not Trustees:

Name and Age(1)	Position(s) With the Fund	Length of Time Served(2)	Principal Occupation During Past Five Years
Michael Roman Age: 31	Treasurer	Since 2010
Treasurer, Wells Fargo Alternative Asset Management, LLC, since 2011; Fund Reporting Manager, Alternative Strategies Group, Inc., since 2007; Senior Analyst, Alternative Strategies Group, Inc., 2006; Senior Financial Analyst, Turbine, Inc; 2003-2006.

Britta Patterson Age: 38	Secretary	Since 2010	Director, Chief Administrative Officer, and Senior Vice President Alternative Strategies Group, Inc., since 2005.
Lloyd Lipsett Age: 47	Assistant Secretary	Since 2010	Vice President, Senior Counsel, Wells Fargo & Company, since 2009; Senior Vice President, Counsel, Wachovia Corporation (predecessor to Wells Fargo & Company), 2004-2009.
Ankit Patel Age: 31	Assistant Treasurer	Since 2010	Senior Fund Reporting Analyst, Alternative Strategies Group, Inc., since 2008; Account Manager, State Street Corporation, 2006-2007; Senior Fund Accountant, State Street Corporation, 2005-2006.
Doretta Dunegan Age: 55	Chief Compliance Officer, Secretary	Since August 1, 2011
Chief Compliance Officer of Alternative Strategies Group, Inc., since 2011;Vice President and Compliance Manager, Wells Fargo Wealth Management since 2004; Chief Compliance Officer of Wells Fargo Alternative Asset Management, LLC,  from 2005 to 2012; Chief Compliance Officer of Nelson Capital Management, LLC from 2005 to 2009.

Yukari Nakano Age: 59	Chief Operating Officer	Since 2010	Chief Operating Officer, Wells Fargo Alternative Asset Management, LLC, since 2011; Senior Vice President (since 2003) and Chief Operating Officer (since 2010), Alternative Strategies Group, Inc.

(1)	As of March 31, 2012.

(2)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

ASGI Agility Income Fund

Supplemental Information (unaudited) (continued)

Proxy Voting Policies

Information on how the Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (866) 440-7460 and on the SEC’s web site at www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ASGI Agility Income Fund

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	May 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	May 31, 2012

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	May 30, 2012

* Print the name and title of each signing officer under his or her signature.